Schedule of Non-vested Stock Option Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Stockholders Equity Schedule Of Non-vested Stock Option Activity 1		$ 0
Stockholders Equity Schedule Of Non-vested Stock Option Activity 2		1,885,000
Stockholders Equity Schedule Of Non-vested Stock Option Activity 3		(668,728)
Stockholders Equity Schedule Of Non-vested Stock Option Activity 4		1,216,272
Stockholders Equity Schedule Of Non-vested Stock Option Activity 5		1,570,000
Stockholders Equity Schedule Of Non-vested Stock Option Activity 6		(1,802,456)
Stockholders Equity Schedule Of Non-vested Stock Option Activity 7		(225,000)
Stockholders Equity Schedule Of Non-vested Stock Option Activity 8		758,816
Stockholders Equity Schedule Of Non-vested Stock Option Activity 1	1,216,272
Stockholders Equity Schedule Of Non-vested Stock Option Activity 2	1,570,000
Stockholders Equity Schedule Of Non-vested Stock Option Activity 3	(1,802,456)
Stockholders Equity Schedule Of Non-vested Stock Option Activity 4	(225,000)
Stockholders Equity Schedule Of Non-vested Stock Option Activity 5	758,816
Stockholders Equity Schedule Of Non-vested Stock Option Activity 6	105,000
Stockholders Equity Schedule Of Non-vested Stock Option Activity 7	(169,364)
Stockholders Equity Schedule Of Non-vested Stock Option Activity 8	$ 694,452